SCHEDULE OF NON-VESTED WARRANTS (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Equity [Abstract]
Number of Warrants Non-vested, Beginning
Weighted- Average Grant-Date Fair Value per share Non-vested, Beginning
Number of Warrants Non-vested, Granted	800,000	264,030	492,030
Weighted- Average Grant-Date Fair Value per share Non-vested, Granted	$ 0.20	$ 0.25	$ 0.26
Number of Warrants Non-vested, Forfeited
Weighted- Average Grant-Date Fair Value per share Non-vested, Forfeited
Number of Warrants Non-vested, Vested			492,030
Weighted- Average Grant-Date Fair Value per share Non-vested, Vested			$ 0.26
Number of Warrants Non-vested, Ending
Weighted- Average Grant-Date Fair Value per share Non-vested, Ending